Due to Former Directors - Related Parties (Details Narrative) (10K) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Related Party Transactions [Abstract]
Due to directors - related parties	$ 31,587	$ 32,898	$ 35,204